Schedule I Condensed Non-Consolidated Financial Information of Registrant	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I Condensed Non-Consolidated Financial Information of Registrant
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS (NOTE 1)
(in thousands of U.S. dollars)

	As at December 31, 2018 $	As at December 31, 2017 $
ASSETS
Current
Cash and cash equivalents	81,681	22,050
Accounts receivable	202	699
Prepaid expenses and other	12	175
Due from affiliates	676,087	736,938
Total current assets	757,982	759,862
Investments in subsidiaries (note 1)	488,547	1,117,291
Other assets	329	297
Total assets	1,246,858	1,877,450
LIABILITIES AND EQUITY
Current
Accounts payable	1,339	1,660
Accrued liabilities	24,641	24,972
Due to affiliates	203,585	254,983
Other current liabilities	584	2,239
Total current liabilities	230,149	283,854
Long-term debt (note 2)	614,341	586,982
Other long-term liabilities	7,911	10,783
Total liabilities	852,401	881,619
Equity
Common stock and additional paid-in capital	1,045,659	919,078
(Accumulated deficit) retained earnings	(651,202)	76,753
Total equity	394,457	995,831
Total liabilities and equity	1,246,858	1,877,450
The accompanying notes are an integral part of the condensed non-consolidated financial information.

TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF LOSS (NOTE 1)
(in thousands of U.S. dollars)

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Revenues	345	5,089	14,142
Voyage expenses	20	(242)	(59)
Vessel operating expenses	(26)	—	(30)
Time-charter hire expense	—	(17,765)	(24,477)
General and administrative expenses	(23,799)	(20,549)	(20,583)
Loss from vessel operations	(23,460)	(33,467)	(31,007)
Interest expense	(60,166)	(53,103)	(53,164)
Interest income	2,839	422	18,430
Impairments of investments (note 1)	(651,473)	(338,749)	—
Dividend income (note 1)	32,751	58,000	1,039
Other	(6,008)	4,764	(981)
Net loss before income taxes	(705,517)	(362,133)	(65,683)
Income tax expense	(208)	(251)	(525)
Net loss	(705,725)	(362,384)	(66,208)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands of U.S. dollars)

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Cash, cash equivalents and restricted cash provided by (used for)
OPERATING ACTIVITIES
Net loss	(705,725)	(362,384)	(66,208)
Non-cash and non-operating items:
Unrealized (gain) loss on derivative instruments	(2,932)	(2,336)	604
Impairments of investments	651,473	338,749	—
Income tax expense	208	251	525
Stock-based compensation	7,329	6,952	7,106
Dividends-in-kind	(10,000)	(58,000)	(1,039)
Other	7,453	3,262	529
Change in operating assets and liabilities	(36,296)	718	17,050
Net operating cash flow	(88,490)	(72,788)	(41,433)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	120,713	—	—
Prepayments of long-term debt	(85,654)	—	—
Advances from (to) affiliates	39,293	103,400	(15,802)
Net proceeds from equity issuances	103,655	25,636	105,462
Cash dividends paid	(22,081)	(18,967)	(17,406)
Other financing activities	(651)	(662)	(666)
Net financing cash flow	155,275	109,407	71,588
INVESTING ACTIVITIES
Investments in subsidiaries	(7,109)	(24,443)	(62,714)
Other investing activities	(45)	1,289	660
Net investing cash flow	(7,154)	(23,154)	(62,054)
Increase (decrease) in cash, cash equivalents and restricted cash	59,631	13,465	(31,899)
Cash, cash equivalents and restricted cash, beginning of the year	22,050	8,585	40,484
Cash, cash equivalents and restricted cash, end of the year	81,681	22,050	8,585
Supplemental cash flow information (note 4)

The accompanying notes are an integral part of the condensed non-consolidated financial information.
1. Summary of Significant Accounting Policies
Basis of presentation
The accompanying condensed non-consolidated financial information is required by SEC Regulation S-X 5-04 for Teekay Corporation (or Teekay), which requires the inclusion of financial information for Teekay on a stand-alone basis if the restricted net assets of consolidated subsidiaries exceed 25% of total consolidated net assets as of the last day of its most recent fiscal year.
Teekay’s investments in subsidiaries are presented in this financial information under the cost method of accounting, whereby Teekay’s investment in subsidiaries is measured initially at cost. Under the cost method of accounting for investments in common stock, dividends are the basis for recognition of earnings from an investment. Under this method, an investor recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The net accumulated earnings of an investee subsequent to the date of investment are recognized by the investor only to the extent distributed by the investee as dividends. Dividends received in excess of earnings subsequent to the date of investment are considered a return of investment and are recorded as reductions of cost of the investment. Teekay received dividends from its subsidiaries of $32.8 million (2018), $58.0 million (2017) and $1.0 million (2016), respectively.
Teekay recognizes an impairment loss on its investments in its subsidiaries when the fair value of its investments is lower than the carrying value. The fair value of Teekay's investments in its subsidiaries is primarily influenced by the publicly-traded prices of Teekay LNG's and Teekay Offshore's common units, and the publicly-traded share price of Teekay Tankers' common shares as of the respective balance sheet dates. During the years ended December 31, 2018, 2017 and 2016, Teekay recognized impairment losses of $651.5 million, $338.7 million and $nil, respectively, in relation to declines in the fair value of its investments.
A substantial amount of Teekay’s operating, investing and financing activities are conducted by its affiliates and not reflected in this financial information. The condensed non-consolidated financial information should be read in conjunction with Teekay’s consolidated financial statements.
2. Long-term debt

	December 31, 2018 $	December 31, 2017 $
Senior Notes (8.5%) due January 15, 2020	508,577	592,657
Convertible Senior Notes (5%) due January 15, 2023	125,000	—
Less unamortized discount and debt issuance costs	(19,236)	(5,675)
Total debt	614,341	586,982
Long-term portion	614,341	586,982
The Company’s 8.5% senior unsecured notes are due January 15, 2020 with an original aggregate principal amount of $450 million (or the Original Notes). The Original Notes issued on January 27, 2010 were sold at a price equal to 99.2% of par. During 2014, the Company repurchased $57.3 million of the Original Notes. In November 2015, the Company issued an aggregate principal amount of $200 million of the Company’s 8.5% senior unsecured notes due on January 15, 2020 (or the Notes) at 99.01% of face value, plus accrued interest from July 15, 2015. The Notes are an additional issuance of the Company’s Original Notes (collectively referred to as the 8.5% Notes). The Notes were issued under the same indenture governing the Original Notes and are fungible with the Original Notes. The discount on the 8.5% Notes is accreted through the maturity date of the notes using the effective interest rate of 8.67% per year. During 2018, the Company repurchased $84.1 million in aggregate principal amount of the 8.5% Notes. During the first quarter of 2019, the Company repurchased an additional $10.9 million in aggregate principal amount of the 8.5% Notes.

The Company capitalized aggregate issuance costs of $13.3 million which are amortized to interest expense over the term of the 8.5% Notes. As of December 31, 2018, the unamortized balance of the capitalized issuance cost was $1.6 million which is recorded in long-term debt in the condensed balance sheet. The 8.5% Notes rank equally in right of payment with all of Teekay’s existing and future senior unsecured debt and senior to any future subordinated debt of Teekay. The 8.5% Notes are not guaranteed by any of Teekay’s subsidiaries and effectively rank behind all existing and future secured debt of Teekay and other liabilities of its subsidiaries.
The Company may redeem the 8.5% Notes in whole or in part at any time before their maturity date at a redemption price equal to the greater of (i) 100% of the principal amount of the 8.5% Notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the 8.5% Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points, plus accrued and unpaid interest to the redemption date.
On January 26, 2018, Teekay completed a private offering of $125.0 million of aggregate principal amount of 5% Convertible Senior Notes due January 15, 2023 (the Convertible Notes). The Convertible Notes are convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represents an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represents a premium of 20% to the concurrent common stock offering price of $9.75 per share. The conversion rate is subject to customary adjustments for, among other things, payments of dividends by Teekay beyond the current quarterly dividend of $0.055 per share of common stock. On issuance of the Convertible Notes, $104.6 million of the net proceeds was reflected in long-term debt and is being accreted to $125.0 million over its 5-year term through interest expense. The remaining amount of the net proceeds of $16.1 million was allocated to the conversion feature and reflected in additional paid-in capital.
3. Guarantees
Teekay Corporation has guaranteed obligations pursuant to certain credit facilities of its subsidiaries. As at December 31, 2018, the aggregate outstanding balance on such credit facilities of Teekay Tankers was $166.4 million (December 31, 2017 - $252.7 million). In September 2017, Teekay was released from all of its previous guarantees relating to Teekay Offshore's long-term debt and interest rate swap and cross currency swap agreements.
4. Supplemental Cash Flow Information
During 2018, one of the Company's subsidiaries returned capital in the amount of $1.7 million, paid-in-kind, which was treated as a non-cash transaction in the Company's condensed statement of cash flows.

During 2018, 2017 and 2016, the Company received dividends of $10.0 million, $58.0 million and $1.0 million, respectively, paid-in-kind, which were treated as non-cash transactions in the Company's condensed statement of cash flows.